Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSA (Detail)													12 Months Ended
	Nov. 19, 2025 EUR (€) € / shares	Mar. 24, 2025 EUR (€) € / shares	Jun. 15, 2017 EUR (€) € / shares shares	Dec. 09, 2016 EUR (€) € / shares shares	Jun. 21, 2016 EUR (€) € / shares	Dec. 15, 2015 EUR (€) € / shares	Jun. 03, 2014 EUR (€) € / shares	Jul. 25, 2013 EUR (€) € / shares	Sep. 25, 2012 EUR (€) € / shares	Jan. 17, 2012 EUR (€) € / shares	Jun. 24, 2011 EUR (€) € / shares shares	Dec. 07, 2007 EUR (€) € / shares	Dec. 31, 2017	Dec. 15, 2017 € / shares	Dec. 05, 2017 € / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date														12/15/2027	12/05/2027
Share entitlement per BSA														€ 1	€ 1
Number of options granted														8,300	625,200
BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of BSA granted													68,000			93,500	25,000
Exercise price (in euros)													9,359			89,835	77,786
BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date											Nov. 22, 2021
Expected volatility											40.00%
Average life of BSA (in years)											0
Expected dividends											0.00%
Vesting period (years)											1 year 6 months
Number of options granted											2,000		0			0	0
Share entitlement per BSA | shares											15
Exercise price (in euros)											77
Grant date share fair value (in euros) | €											€ 77
Discount rate											2.68%
Fair value per BSA (in euros)											€ 32.70
Date of Grant Three [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Date of Grant Three [Member] | Share-based Payment Arrangement Tranche One [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									1 year
Plan expiration date									Sep. 22, 2022
Share entitlement per BSA									€ 1
Exercise price (in euros) | €									€ 8.59
Expected volatility									40.00%
Discount rate									1.21%
Expected dividends									0.00%
Fair value per BSA (in euros)									€ 2.29
Grant date share fair value (in euros)									€ 8.40
Date of Grant Three [Member] | Share-based Payment Arrangement Tranche Two [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									2 years
Plan expiration date									Sep. 22, 2022
Share entitlement per BSA									€ 1
Exercise price (in euros) | €									€ 8.59
Expected volatility									40.00%
Discount rate									1.21%
Expected dividends									0.00%
Fair value per BSA (in euros)									€ 2.43
Grant date share fair value (in euros)									€ 8.40
Date of Grant Three [Member] | Share-based Payment Arrangement Tranche Three [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									3 years
Plan expiration date									Sep. 22, 2022
Share entitlement per BSA									€ 1
Exercise price (in euros) | €									€ 8.59
Expected volatility									40.00%
Discount rate									1.53%
Expected dividends									0.00%
Fair value per BSA (in euros)									€ 2.61
Grant date share fair value (in euros)									€ 8.40
Date of Grant Three [Member] | Share-based Payment Arrangement Tranche Four [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									4 years
Plan expiration date									Sep. 25, 2022
Share entitlement per BSA									€ 1
Exercise price (in euros) | €									€ 8.59
Expected volatility									40.00%
Discount rate									1.53%
Expected dividends									0.00%
Fair value per BSA (in euros)									€ 2.74
Grant date share fair value (in euros)									€ 8.40
Date of Grant Four [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								0 years					10 years
Plan expiration date								Jul. 25, 2023
Share entitlement per BSA								€ 1
Exercise price (in euros) | €								€ 8.10
Expected volatility								40.00%
Discount rate								1.16%
Expected dividends								0.00%
Fair value per BSA (in euros)								€ 2.18
Grant date share fair value (in euros)								€ 8.15
Date of Grant Five [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							0 years						10 years
Plan expiration date							Jun. 03, 2024
Share entitlement per BSA							€ 1
Exercise price (in euros) | €							€ 18.79
Expected volatility							40.00%
Discount rate							0.71%
Expected dividends							0.00%
Fair value per BSA (in euros)							€ 4.98
Grant date share fair value (in euros)							€ 19.01
Date of Grant 03/24/2015 [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Plan expiration date		Mar. 24, 2025
Number of BSA granted		10,000
Share entitlement per BSA		€ 1
Exercise price (in euros) | €		€ 43.00
Expected volatility		36.00%
Discount rate		0.68%
Expected dividends		0.00%
Fair value per BSA (in euros)		€ 9.90
Grant date share fair value (in euros)		€ 43.00
Date of Grant Seven [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Plan expiration date	Nov. 19, 2025
Number of BSA granted	15,000
Share entitlement per BSA	€ 1
Exercise price (in euros) | €	€ 66.06
Expected volatility	50.91%
Discount rate	0.81%
Expected dividends	0.00%
Fair value per BSA (in euros)	€ 22.60
Grant date share fair value (in euros)	€ 66.06
Date of Grant Eight [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Plan expiration date						Dec. 15, 2015
Share entitlement per BSA						€ 1
Exercise price (in euros) | €						€ 6,414.00
Expected volatility						51.00%
Discount rate						(0.09%)
Expected dividends						0.00%
Fair value per BSA (in euros)						€ 7.28
Grant date share fair value (in euros)						€ 42.61
Date of Grant 06/21/2016 [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Plan expiration date					Jun. 21, 2016
Number of BSA granted					20,000
Share entitlement per BSA					€ 1
Exercise price (in euros) | €					€ 52.97
Expected volatility					47.00%
Discount rate					(0.41%)
Expected dividends					0.00%
Fair value per BSA (in euros)					€ 21.59
Grant date share fair value (in euros)					€ 61.25
Date of Grant 06/09/2016 [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Date of Grant 06/09/2016 [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date				Dec. 09, 2026
Expected volatility				40.00%
Average life of BSA (in years)				5.0
Expected dividends				0.00%
Vesting period (years)				0 years
Number of options granted				59,000
Share entitlement per BSA | shares				1
Exercise price (in euros)				69.75
Grant date share fair value (in euros) | €				€ 63.18
Discount rate				(0.04%)
Fair value per BSA (in euros)				€ 12.94
Date of Grant 06/15/2017 [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Date of Grant 06/15/2017 [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			Jun. 15, 2027
Expected volatility			39.00%
Average life of BSA (in years)			5.0
Expected dividends			0.00%
Vesting period (years)			0 years
Number of options granted			9,000
Share entitlement per BSA | shares			1
Exercise price (in euros)			59.05
Grant date share fair value (in euros) | €			€ 73.32
Discount rate			(0.12%)
Fair value per BSA (in euros)			€ 24.02
Date of Grant One [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Date of Grant One [Member] | Share-based Payment Arrangement Tranche One [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												1 year
Plan expiration date												Dec. 08, 2017
Number of BSA granted												431
Share entitlement per BSA												€ 15
Exercise price (in euros) | €												€ 65.00
Grant date share fair value (in euros) | €												€ 65.00
Expected volatility												40.00%
Average life of BSA (in years)												4.5
Discount rate												4.06%
Expected dividends												0.00%
Fair value per BSA (in euros)												€ 22.18
Date of Grant One [Member] | Share-based Payment Arrangement Tranche Two [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												2 years
Plan expiration date												Dec. 08, 2017
Number of BSA granted												431
Share entitlement per BSA												€ 15
Exercise price (in euros) | €												€ 65.00
Grant date share fair value (in euros) | €												€ 65.00
Expected volatility												40.00%
Average life of BSA (in years)												5.0
Discount rate												4.09%
Expected dividends												0.00%
Fair value per BSA (in euros)												€ 23.62
Date of Grant One [Member] | Share-based Payment Arrangement Tranche Three [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												3 years
Plan expiration date												Dec. 08, 2017
Number of BSA granted												428
Share entitlement per BSA												€ 15
Exercise price (in euros) | €												€ 65.00
Grant date share fair value (in euros) | €												€ 65.00
Expected volatility												40.00%
Average life of BSA (in years)												5.5
Discount rate												4.09%
Expected dividends												0.00%
Fair value per BSA (in euros)												€ 24.95
Date of Grant One [Member] | Share-based Payment Arrangement Tranche Four [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												4 years
Plan expiration date												Dec. 08, 2017
Number of BSA granted												427
Share entitlement per BSA												€ 15
Exercise price (in euros) | €												€ 65.00
Grant date share fair value (in euros) | €												€ 65.00
Expected volatility												40.00%
Average life of BSA (in years)												6.0
Discount rate												4.10%
Expected dividends												0.00%
Fair value per BSA (in euros)												€ 26.22
Date of Grant Two [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													10 years
Date of Grant Two [Member] | Share-based Payment Arrangement Tranche One [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										1 year
Plan expiration date										Jan. 17, 2022
Number of BSA granted										22,459
Share entitlement per BSA										€ 1
Exercise price (in euros) | €										€ 5.13
Grant date share fair value (in euros) | €										€ 5.13
Expected volatility										40.00%
Average life of BSA (in years)										5.5
Discount rate										2.33%
Expected dividends										0.00%
Fair value per BSA (in euros)										€ 2.05
Date of Grant Two [Member] | Share-based Payment Arrangement Tranche Two [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										2 years
Plan expiration date										Jan. 17, 2022
Number of BSA granted										22,459
Share entitlement per BSA										€ 1
Exercise price (in euros) | €										€ 5.13
Grant date share fair value (in euros) | €										€ 5.13
Expected volatility										40.00%
Average life of BSA (in years)										6.0
Discount rate										2.33%
Expected dividends										0.00%
Fair value per BSA (in euros)										€ 2.14
Date of Grant Two [Member] | Share-based Payment Arrangement Tranche Three [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										3 years
Plan expiration date										Jan. 17, 2022
Number of BSA granted										22,459
Share entitlement per BSA										€ 1
Exercise price (in euros) | €										€ 5.13
Grant date share fair value (in euros) | €										€ 5.13
Expected volatility										40.00%
Average life of BSA (in years)										6.5
Discount rate										2.61%
Expected dividends										0.00%
Fair value per BSA (in euros)										€ 2.26
Date of Grant Two [Member] | Share-based Payment Arrangement Tranche Four [Member] | BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										4 years
Plan expiration date										Jan. 17, 2022
Number of BSA granted										22,458
Share entitlement per BSA										€ 1
Exercise price (in euros) | €										€ 5.13
Grant date share fair value (in euros) | €										€ 5.13
Expected volatility										40.00%
Average life of BSA (in years)										7.0
Discount rate										2.61%
Expected dividends										0.00%
Fair value per BSA (in euros)										€ 2.34